Supplemental Condensed Consolidating Financial Information (Schedule of Condensed Consolidating Statement of Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Consolidating Statement of Comprehensive Income (Unaudited)
Net income	$ 217,268	$ 345,803	$ 277,623
Other comprehensive income (loss), net of income taxes:
Net change in fair value of interest rate swaps, net of income taxes	60,304	46,409	55,145
Net change in fair value of available-for-sale securities, net of income taxes	2,181	3,012	(960)
Amortization and recognition of unrecognized pension cost components, net of income taxes	15,320	(10,252)	(7,737)
Other comprehensive income (loss)	77,805	39,169	46,448
Comprehensive income	295,073	384,972	324,071
Less: Comprehensive income attributable to noncontrolling interests	76,065	80,163	75,675
Comprehensive income attributable to Community Health Systems, Inc. stockholders	219,008	304,809	248,396
Parent Company [Member]
Condensed Consolidating Statement of Comprehensive Income (Unaudited)
Net income	141,203	265,640	201,948
Other comprehensive income (loss), net of income taxes:
Net change in fair value of interest rate swaps, net of income taxes	60,304	46,409	55,145
Net change in fair value of available-for-sale securities, net of income taxes	2,181	3,012	(960)
Amortization and recognition of unrecognized pension cost components, net of income taxes	15,320	(10,252)	(7,737)
Other comprehensive income (loss)	77,805	39,169	46,448
Comprehensive income	219,008	304,809	248,396
Comprehensive income attributable to Community Health Systems, Inc. stockholders	219,008	304,809	248,396
Subsidiary Issuer [Member]
Condensed Consolidating Statement of Comprehensive Income (Unaudited)
Net income	141,203	265,640	201,948
Other comprehensive income (loss), net of income taxes:
Net change in fair value of interest rate swaps, net of income taxes	60,304	46,409	55,145
Net change in fair value of available-for-sale securities, net of income taxes	2,181	3,012	(960)
Amortization and recognition of unrecognized pension cost components, net of income taxes	15,320	(10,252)	(7,737)
Other comprehensive income (loss)	77,805	39,169	46,448
Comprehensive income	219,008	304,809	248,396
Comprehensive income attributable to Community Health Systems, Inc. stockholders	219,008	304,809	248,396
Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Comprehensive Income (Unaudited)
Net income	132,131	347,556	281,335
Other comprehensive income (loss), net of income taxes:
Net change in fair value of available-for-sale securities, net of income taxes	2,181	3,012	(960)
Amortization and recognition of unrecognized pension cost components, net of income taxes	15,320	(10,252)	(7,737)
Other comprehensive income (loss)	17,501	(7,240)	(8,697)
Comprehensive income	149,632	340,316	272,638
Comprehensive income attributable to Community Health Systems, Inc. stockholders	149,632	340,316	272,638
Non-Guarantor Subsidiaries [Member]
Condensed Consolidating Statement of Comprehensive Income (Unaudited)
Net income	126,058	190,058	98,598
Other comprehensive income (loss), net of income taxes:
Comprehensive income	126,058	190,058	98,598
Less: Comprehensive income attributable to noncontrolling interests	76,065	80,163	75,675
Comprehensive income attributable to Community Health Systems, Inc. stockholders	49,993	109,895	22,923
Consolidation, Eliminations [Member]
Condensed Consolidating Statement of Comprehensive Income (Unaudited)
Net income	(323,327)	(723,091)	(506,206)
Other comprehensive income (loss), net of income taxes:
Net change in fair value of interest rate swaps, net of income taxes	(60,304)	(46,409)	(55,145)
Net change in fair value of available-for-sale securities, net of income taxes	(4,362)	(6,024)	1,920
Amortization and recognition of unrecognized pension cost components, net of income taxes	(30,640)	20,504	15,474
Other comprehensive income (loss)	(95,306)	(31,929)	(37,751)
Comprehensive income	(418,633)	(755,020)	(543,957)
Comprehensive income attributable to Community Health Systems, Inc. stockholders	$ (418,633)	$ (755,020)	$ (543,957)